UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10145
                                                    ------------

                              BAILLIE GIFFORD FUNDS
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
            -------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Angus N G Macdonald
                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
            -------------------------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code: 011-44-131-275-2000
                                                         -------------------

                      Date of fiscal year end: December 31
                                               ------------

           Date of reporting period: January 1, 2008 to June 30, 2008
                                     ---------------------------------



The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

     |-------------------------------------------------------------------------
     |
     |  BAILLIE GIFFORD INTERNATIONAL EQUITY,
     |  EAFE AND EMERGING MARKETS FUNDS
     |  Semi-Annual Report
     |  June 30, 2008 (unaudited)

INDEX

BAILLIE GIFFORD INTERNATIONAL EQUITY, EAFE AND EMERGING MARKETS FUNDS
--------------------------------------------------------------------------------

                                                                 PAGE NUMBER

FUND EXPENSES                                                        1

INTERNATIONAL EQUITY FUND

         Industry Diversification Table                              4

         Portfolio of Investments                                    5

         Statement of Assets and Liabilities                         8

         Statement of Operations                                     9

         Statement of Changes in Net Assets                         10

         Financial Highlights

                  Selected Data for Class 2                         11

EAFE FUND

         Industry Diversification Table                             12

         Portfolio of Investments                                   13

         Statement of Assets and Liabilities                        16

         Statement of Operations                                    17

         Statement of Changes in Net Assets                         18

         Financial Highlights

                  Selected Data for Class 2                         19

                  Selected Data for Class 3                         20

                                                                 PAGE NUMBER

EMERGING MARKETS FUND

         Industry Diversification Table                              21

         Portfolio of Investments                                    22

         Statement of Assets and Liabilities                         26

         Statement of Operations                                     27

         Statements of Changes in Net Assets                         28

         Financial Highlights

                  Selected Data for Class I                          29

                  Selected Data for Class III                        30

         Notes to Financial Statements                               31

SUPPLEMENTAL INFORMATION                                             41

INVESTMENT ADVISORY AGREEMENT CONTRACT                               43

FUND EXPENSES (UNAUDITED)

As a shareholder of the Baillie Gifford International Equity Fund, the Baillie Gifford EAFE Fund, and/or the Baillie Gifford Emerging Markets Fund (together, the "Funds"), you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000,000 (the minimum investment requirement) invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000,000 (for example, an $8,600,000 account value divided by $1,000,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


FUND EXPENSES (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED       EXPENSES PAID
                                                          BEGINNING          ENDING        EXPENSE RATIO        DURING
                                                           ACCOUNT          ACCOUNT       BASED ON PERIOD       PERIOD
                                                            VALUE            VALUE          1/01/08 TO        1/01/08 TO
                                                           1/01/08          6/30/08           6/30/08           6/30/08
---------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS I
     Actual                                             $1,000,000.00     $872,578.86          1.15%           $5,341.19
     Hypothetical (5% return before expenses)           $1,000,000.00    $1,019,158.75         1.15%           $5,759.29
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS III
     Actual                                             $1,000,000.00     $873,250.93          1.15%           $5,345.82
     Hypothetical (5% return before expenses)           $1,000,000.00    $1,019,155.86         1.15%           $5,762.19
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD INTERNATIONAL EQUITY FUND - CLASS 2*
     Actual                                             $1,000,000.00    $1,062,624.25         0.47%           $1,901.25
     Hypothetical (5% return before expenses)           $1,000,000.00    $1,022,549.45         0.47%           $2,340.03
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EAFE FUND - CLASS 2**
     Actual                                             $1,000,000.00      $988,00.00          0.63%           $2,016.95
     Hypothetical (5% return before expenses)           $1,000,000.00    $1,021,706.97         0.63%           $3,190.68
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EAFE FUND - CLASS 3***
     Actual                                             $1,000,000.00     $926,897.84          0.91%           $1,509.48
     Hypothetical (5% return before expenses)           $1,000,000.00    $1,020,337.24         0.91%           $4,572.17
-----------------------------------------------------------------------------------------------------------------------------

* Commencement of investment operations for Baillie Gifford International Equity Fund Class 2 is February 7, 2008.

** Commencement of investment operations for Baillie Gifford EAFE Fund Class 2 is March 6, 2008.

*** Commencement of investment operations for Baillie Gifford EAFE Fund Class 3 is April 28, 2008.

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the six-months ended 6/30/08. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or on the Securities and Exchange Commission's website at http://www.sec.gov.

FUND EXPENSES (UNAUDITED) (CONCLUDED)

Information regarding how the Funds' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

Each of the Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov. The Funds' Form N-Q may also be viewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INDUSTRY DIVERSIFICATION TABLE
JUNE 30, 2008 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                                    % OF TOTAL
                                                  U.S. $ VALUE      NET ASSETS
                                                --------------     ------------

Aerospace/Defense                                     476,705            1.1%
Banks                                               3,401,911            7.9
Beverages, Food & Tobacco                           1,690,749            4.0
Chemicals                                             408,338            0.9
Commercial Services                                 1,900,482            4.4
Construction & Building Materials                   1,041,260            2.4
Distribution/Wholesale                              1,376,733            3.2
Diversified Financial Services                      1,084,493            2.5
Diversified Industrials                             1,024,359            2.4
Electronic & Electrical Equipment                   1,274,486            3.0
Energy - Alternate Source                             213,144            0.5
Engineering & Machinery                             3,508,479            8.2
Food Producers & Processors                         1,572,876            3.7
Healthcare - Products                                 709,351            1.7
Insurance                                             866,130            2.0
Internet                                              442,938            1.0
Mining & Metals                                     5,346,980           12.5
Office/Business Equipment                             705,646            1.7
Oil & Gas                                           6,590,412           15.4
Pharmaceuticals                                       878,398            2.1
Real Estate                                           943,671            2.2
Retailers-General                                   1,138,444            2.7
Semiconductors                                        850,980            2.0
Software                                              710,276            1.7
Telecommunication Services                          2,000,334            4.7
Transportation                                        805,646            1.9
                                                --------------     ---------

Total Value of Investments                         40,963,221           95.8%
Other assets less liabilities                       1,782,618            4.2
                                                --------------     ---------
Net Assets                                        $42,745,839          100.0%
                                                ==============     =========

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.8%
AUSTRALIA - 4.2%
Brambles Ltd.                                            94,460       $  791,361
Woodside Petroleum Ltd.                                  10,174          659,035
Woolworths Ltd.                                          14,230          333,885
                                                                      ----------
                                                                       1,784,281
                                                                      ----------
BELGIUM - 1.5%
Groupe Bruxelles Lambert SA                               3,385          403,246
InBev NV                                                  3,580          248,632
                                                                      ----------
                                                                         651,878
                                                                      ----------
BERMUDA - 1.5%
Seadrill Ltd.                                            20,371          622,914
                                                                      ----------
BRAZIL - 7.2%
Companhia Vale do Rio Doce ADR                           40,300        1,202,552
Petroleo Brasileiro SA ADR                               32,000        1,854,400
                                                                      ----------
                                                                       3,056,952
                                                                      ----------
CANADA - 8.7%
EnCana Corp.                                             11,354        1,044,808
Equinox Minerals Ltd. (a)                                24,795          108,511
Ivanhoe Mines Ltd. (a)                                   29,815          324,731
OPTI Canada, Inc. (a)                                    12,100          275,501
Ritchie Bros. Auctioneers, Inc.                          16,302          442,358
ShawCor Ltd., Class A                                     6,540          232,063
Shoppers Drug Mart Corp.                                  9,983          549,948
SNC-Lavalin Group, Inc.                                   9,457          522,183
TMX Group, Inc.                                           5,134          213,042
                                                                      ----------
                                                                       3,713,145
                                                                      ----------
CHINA - 6.9%
Cheung Kong (Holdings) Ltd.                              39,000          525,672
China High Speed Transmission
  Equipment Group Co., Ltd. (a)                         121,000          248,286
China Shenhua Energy Co., Ltd., Class H                  80,500          315,911
Hang Seng Bank Ltd.                                      25,700          542,184
Hong Kong Exchanges & Clearing Ltd.                      27,500          402,055
Industrial and Commercial Bank of China Ltd., Class H   832,000          568,719
Pacific Basin Shipping Ltd.                             238,000          340,024
                                                                      ----------
                                                                       2,942,851
                                                                      ----------
DENMARK - 2.0%
A P Moller - Maersk AS, B Shares                             38          465,622
Novozymes AS, B Shares                                    4,516          408,338
                                                                      ----------
                                                                         873,960
                                                                      ----------
FRANCE - 6.2%
Alstom                                                    2,760          637,797
Carrefour SA                                              7,402          419,373
Electricite de France                                     6,375          606,063
Essilor International SA                                  6,547          400,639
Vallourec SA                                              1,700          597,050
                                                                      ----------
                                                                       2,660,922
                                                                      ----------
GERMANY - 3.1%
Celesio AG                                                8,698          315,058
Deutsche Telekom AG                                      24,810          407,312
Q-Cells AG (a)                                            2,100          213,144
SAP AG                                                    7,807          407,633
                                                                      ----------
                                                                       1,343,147
                                                                      ----------
INDIA - 1.1%
Reliance Industries Ltd. GDR 144A* (a)                    4,900          477,222
                                                                      ----------


                                                                          Page 5
The accompanying notes are an integral part of the financial statements.

JUNE 30, 2008 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------
ISRAEL - 1.3%
Teva Pharmaceutical Industries Ltd. ADR                  12,300       $  563,340
                                                                      ----------
ITALY - 1.6%
Intesa Sanpaolo                                          62,640          358,007
UniCredit SpA                                            51,694          316,623
                                                                      ----------
                                                                         674,630
                                                                      ----------
JAPAN - 9.8%
Asahi Breweries Ltd.                                     19,200          358,987
Asahi Glass Co., Ltd.                                    28,000          339,154
Canon, Inc.                                              13,700          705,646
Daikin Industries, Ltd.                                   4,900          247,762
Mitsui & Co., Ltd.                                       31,000          685,770
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)       12,200          421,225
Rakuten, Inc.                                               876          442,938
SMC Corp.                                                 3,300          362,049
Sumitomo Realty & Development Co., Ltd.                  21,000          417,999
Yamada Denki Co., Ltd.                                    3,120          222,510
                                                                      ----------
                                                                       4,204,040
                                                                      ----------
LUXEMBOURG - 1.9%
ArcelorMittal                                             8,261          817,381
                                                                      ----------
MEXICO - 1.6%
America Movil SA de CV, Series L ADR                     13,200          696,300
                                                                      ----------
NETHERLANDS - 1.6%
Heineken Holding NV                                      11,052          507,414
James Hardie Industries NV CDI                           44,219          179,923
                                                                      ----------
                                                                         687,337
                                                                      ----------
NORWAY - 1.5%
Fred Olsen Energy ASA (a)                                 7,206          437,160
Marine Harvest (a)                                      254,522          186,889
                                                                      ----------
                                                                         624,049
                                                                      ----------
RUSSIA - 1.2%
Mobile TeleSystems ADR (a)                                6,500          497,965
                                                                      ----------

SINGAPORE - 2.9%
DBS Group Holdings Ltd.                                  45,000          624,664
United Overseas Bank Ltd.                                44,000          603,010
                                                                      ----------
                                                                       1,227,674
                                                                      ----------
SOUTH KOREA - 3.5%
Samsung C&T Corp. (a)                                    12,770          690,963
Samsung Heavy Industries Co., Ltd.                       12,910          460,344
Shinsegae Co., Ltd.                                         680          365,986
                                                                      ----------
                                                                       1,517,293
                                                                      ----------
SWEDEN - 3.7%
Atlas Copco AB, B Shares                                 54,834          731,533
Sandvik AB                                               34,411          471,944
Svenska Handelsbanken AB, A Shares                       16,294          388,704
                                                                      ----------
                                                                       1,592,181
                                                                      ----------
SWITZERLAND - 4.2%
Nestle SA                                                21,330          966,614
Swiss Life Holding                                        1,660          444,905
Swisscom AG                                               1,192          398,757
                                                                      ----------
                                                                       1,810,276
                                                                      ----------
TAIWAN - 3.0%
Hon Hai Precision Industry Co., Ltd. GDR Reg S           42,650          420,137
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)     78,000          850,980
                                                                      ----------
                                                                       1,271,117
                                                                      ----------


                                                                          Page 6
The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
JUNE 30, 2008 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM - 15.6%
BG Group Plc.                                            37,957       $  987,309
BHP Billiton Plc.                                        36,600        1,398,517
British American Tobacco Plc.                            16,635          575,716
Capita Group Plc.                                        28,638          391,833
Cookson Group Plc.                                       23,000          287,228
Experian Group Ltd.                                      36,962          274,930
Man Group Plc.                                           37,798          469,396
Rio Tinto Plc.                                            9,862        1,179,377
Rolls-Royce Group Plc.                                   68,348          464,517
Rolls-Royce Group Plc. B Shares Entitlement (a)       6,123,980           12,188
Sage Group Plc. (The)                                    72,761          302,643
Smith & Nephew Plc.                                      28,000          308,712
                                                                      ----------
                                                                       6,652,366
                                                                     -----------
TOTAL INVESTMENTS - 95.8%
      (cost $38,974,391)                                              40,963,221
Other assets less liabilities - 4.2%                                   1,782,618
                                                                     -----------
NET ASSETS - 100.0%                                                  $42,745,839
                                                                     ===========


(a) Non-income  producing security.
ADR - American  Depositary  Receipt.
CDI - Chess Depository Receipt.
GDR - Global Depositary Receipt.

* Securities are exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuation is typically not required.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant   unobservable   inputs  (including  the  Fund's  own
               assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

---------------------------------------------------------------------------
                                                             Investments
                            Valuation inputs                in Securities
---------------------------------------------------------------------------
Level 1 - Quoted Prices                                      $ 40,963,221
---------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                          --
---------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                              --
---------------------------------------------------------------------------
Total                                                        $ 40,963,221
---------------------------------------------------------------------------


                                                                          Page 7
The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (cost $38,974,391)                          $40,963,221
   Cash                                                                1,258,405
   Foreign cash, at value (cost $662,472)                                662,487
   Expense waiver due from Adviser                                        90,037
   Receivable for investments sold                                        81,068
   Dividends and interest receivable                                      27,593
   Tax reclaims receivable                                                18,538
   Other assets                                                                4
                                                                     -----------

   Total Assets                                                       43,101,353
                                                                     -----------

LIABILITIES
   Payable for investments purchased                                     161,508
   Unrealized depreciation on forward foreign
     currency contracts                                                   66,396
   Advisory fee payable                                                   32,724
   Servicing fee payable                                                  29,772
   Accrued expenses                                                       65,114
                                                                     -----------

   Total Liabilities                                                     355,514
                                                                     -----------

NET ASSETS                                                           $42,745,839
                                                                     ===========
COMPOSITION OF NET ASSETS
   Paid-in capital                                                   $40,000,000
   Undistributed net investment income                                   518,590
   Net realized gain on investments and foreign
     currency transactions                                               299,629
   Net unrealized appreciation in value of investments
     and foreign currencies                                            1,927,620
                                                                     -----------
                                                                     $42,745,839
                                                                     ===========
NET ASSET VALUE, PER SHARE

   CLASS 2 ($42,745,839 / 4,000,000  shares outstanding),
        unlimited authorized, no par value                           $     10.69
                                                                     ===========
        Maximum Purchase Price Per Share (Note E)                    $     10.71
                                                                     ===========
        Minimum Redemption Price Per Share (Note E)                  $     10.67
                                                                     ===========


                                                                          Page 8
The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 7, 2008*
THROUGH JUNE 30, 2008 (UNAUDITED)      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $76,148)          $   597,270
   Interest                                                               1,045
                                                                    -----------
      TOTAL INVESTMENT INCOME                                           598,315
                                                                    -----------

EXPENSES
   Advisory fee (Note B)                                                 51,399
   Shareholder Servicing fees -  Class 2 Shares (Note B)                 46,259
   Fund Accounting                                                       32,500
   Legal                                                                 20,644
   Custody                                                                9,000
   Professional fees                                                      4,753
   Transfer Agency                                                        2,384
   Insurance                                                              1,280
   Trustees' fees                                                           880
   Miscellaneous                                                            663
                                                                    -----------
   TOTAL EXPENSES                                                       169,762
                                                                    -----------
          Expenses waiver                                               (90,037)
                                                                    -----------
   NET EXPENSES                                                          79,725
                                                                    -----------
      NET INVESTMENT INCOME                                             518,590
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) from:
        Investments                                                     354,091
        Foreign currency transactions                                   (54,462)
                                                                    -----------
                                                                        299,629
                                                                    -----------
   Net unrealized appreciation/depreciation on:
        Investments                                                   1,988,830
        Translation of assets and liabilities
          in foreign currencies                                         (61,210)
                                                                    -----------
                                                                      1,927,620
                                                                    -----------

   Net realized and unrealized gain on investments and
    foreign currency transactions                                     2,227,249
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 2,745,839
                                                                    ===========

* Commencement of investment operations.


                                                                          Page 9
The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS     BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                              FOR THE PERIOD
                                                             FEBRUARY 7, 2008*
                                                                  THROUGH
                                                               JUNE 30, 2008
                                                                (UNAUDITED)
                                                             ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income                                       $   518,590
   Net realized gain from investments and foreign
     currency transactions                                         299,629
   Net unrealized appreciation on investments
       and translation of assets and liabilities in
         foreign currencies                                      1,927,620
                                                               -----------
   Net increase in net assets from operations                    2,745,839
                                                               -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net  proceeds  from  shares subscribed:
         Class 2                                                40,000,000
                                                               -----------
   INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST                                     40,000,000
                                                               -----------

   TOTAL INCREASE IN NET ASSETS                                 42,745,839

NET ASSETS
   Beginning of period                                                --
                                                               -----------
   End of period (undistributed net investment income
     of $518,590)                                              $42,745,839
                                                               ===========

* Commencement of investment operations.


                                                                         Page 10
The accompanying notes are an integral part of the financial statements.

     FINANCIAL HIGHLIGHTS              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
     ---------------------------------------------------------------------------
     SELECTED DATA FOR CLASS 2 SHARES OUTSTANDING THROUGHOUT EACH PERIOD:

                                                               FOR THE PERIOD
                                                            FEBRUARY 7, 2008(a)
                                                                  THROUGH
                                                               JUNE 30, 2008
                                                                (UNAUDITED)
                                                            --------------------
     Net asset value, beginning of period                           $10.06
                                                            --------------------
     INCOME FROM INVESTMENT OPERATIONS
     ---------------------------------
     Net investment income(b)                                        0.13
     Net realized and unrealized gain
          on investments and foreign
          currency transactions                                      0.50
                                                            --------------------
     Net increase in net asset
          value from investment operations                           0.63
                                                            --------------------

     Net asset value, end of period                                 $10.69
                                                            ====================

     TOTAL RETURN
     -------------
     Total investment return based on net
          asset value(c)                                            6.26%
     RATIOS/SUPPLEMENTAL DATA
     -------------------------
     Net assets, end of period
          (000's omitted)                                          $42,746
     Ratio of net expenses to average
           net assets, after waiver(d)                              0.47%*
     Ratio of net expenses to average
           net assets, before waiver(d)                             0.99%*
     Ratio of net investment income
           to average net assets                                    3.03%*
     Portfolio turnover rate                                         11%


*    Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d) Baillie Gifford Overseas Limited (the "Manager") has contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund's total annual operating expenses excluding interest, taxes and extraordinary expenses) exceed 0.72% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
JUNE 30, 2008 (UNAUDITED)                              BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                                   % OF TOTAL
                                                  U.S. $ VALUE     NET ASSETS
                                                 --------------   -----------

Aerospace/Defense                                   3,605,614         1.8%
Apparel                                             4,187,175         2.1
Auto Manufacturers                                  6,064,934         3.0
Banks                                              19,112,707         9.4
Beverage, Food & Tobacco                            9,699,338         4.8
Biotechnology                                       1,054,120         0.5
Building Materials                                  4,041,960         2.0
Chemicals                                           4,079,670         2.0
Commercial Services                                 4,699,822         2.3
Cosmetics/Personal Care                             3,946,010         1.9
Distribution/Wholesale                                783,590         0.4
Diversified Financial Services                      9,436,544         4.6
Electronics & Electrical Equipment                  3,562,036         1.8
Energy - Alternate Sources                          9,103,909         4.5
Engineering & Machinery                            17,038,178         8.4
Healthcare - Products                               4,332,194         2.1
Insurance                                           4,850,891         2.4
Internet                                            2,228,340         1.1
Mining & Metals                                    13,704,293         6.7
Office/Business Equip                               4,573,822         2.2
Oil&Gas                                            26,282,227        12.9
Pharmaceuticals                                     4,824,708         2.4
Real Estate                                           975,331         0.5
Retail - General                                   12,939,026         6.4
Semiconductors                                      2,557,304         1.3
Shipbuilding                                        2,503,930         1.2
Software                                            5,929,182         2.9
Telecommunication Services                          9,863,687         4.9
Toys/Games/Hobbies                                  2,994,859         1.5
                                               --------------    --------

Total Value of Investments                        198,975,401        98.0%
Other assets less liabilities                       4,116,190         2.0
                                               --------------    --------
Net Assets                                       $203,091,591       100.0%
                                               ==============    ========

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)                              BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.9%
AUSTRALIA - 4.8%
Brambles Ltd.                                           237,382       $1,988,725
Woodside Petroleum Ltd.                                  84,786        5,492,128
Woolworths Ltd.                                          97,320        2,283,461
                                                                      ----------
                                                                       9,764,314
                                                                      ----------
BRAZIL - 7.4%
Banco Itau Holding Financeira SA ADR                    160,500        3,259,755
Companhia Vale do Rio Doce ADR                          101,600        3,031,744
Petroleo Brasileiro SA ADR                              149,000        8,634,550
                                                                      ----------
                                                                      14,926,049
                                                                      ----------
CHINA - 6.7%
China Mobile Ltd.                                       377,500        5,073,710
CNOOC Ltd.                                            1,441,000        2,480,070
Esprit Holdings Ltd.                                    262,400        2,725,814
Hong Kong Exchanges & Clearing Ltd.                     173,000        2,529,288
Li & Fung Ltd.                                          260,000          783,590
                                                                      ----------
                                                                      13,592,472
                                                                      ----------
DENMARK - 4.7%
Novo Nordisk AS, B Shares                                49,616        3,249,418
Novozymes AS, B Shares                                   11,658        1,054,120
Vestas Wind Systems AS (a)                               40,279        5,275,852
                                                                      ----------
                                                                       9,579,390
                                                                      ----------
FRANCE - 3.6%
Essilor International SA                                 70,794        4,332,194
L'Oreal SA                                               26,508        2,885,939
                                                                      ----------
                                                                       7,218,133
                                                                      ----------
GERMANY - 8.0%
Adidas AG                                                23,113        1,461,361
Bayerische Motoren Werke AG                              38,733        1,864,337
Celesio AG                                               43,490        1,575,290
K+S AG                                                    2,687        1,545,228
Q-Cells AG (a)                                           26,410        2,680,534
SAP AG                                                  113,556        5,929,182
Solarworld AG                                            24,181        1,147,523
                                                                      ----------
                                                                      16,203,455
                                                                      ----------
IRELAND - 0.6%
Allied Irish Banks Plc.                                  82,256        1,273,953
                                                                      ----------

ITALY - 3.9%
Intesa Sanpaolo                                         600,822        3,433,883
UniCredit SpA                                           733,720        4,493,999
                                                                      ----------
                                                                       7,927,882
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

JUNE 30, 2008 (UNAUDITED)                              BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------
JAPAN - 14.0%
Asahi Glass Co., Ltd.                                   127,000       $1,538,305
Canon, Inc.                                              88,800        4,573,822
Hoya Corp.                                               78,200        1,811,056
Japan Tobacco, Inc.                                         416        1,777,727
Komatsu Ltd.                                             94,200        2,630,366
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)      109,800        3,791,029
Nintendo Co., Ltd.                                        5,300        2,994,859
Rakuten, Inc.                                             4,407        2,228,340
SMC Corp.                                                31,100        3,412,037
Sumitomo Heavy Industries Ltd.                          173,000        1,173,407
Sumitomo Realty & Development Co., Ltd.                  49,000          975,331
Yamada Denki Co., Ltd. (a)                               20,040        1,429,201
                                                                      ----------
                                                                      28,335,480
                                                                      ----------
LUXEMBOURG - 0.5%
Oriflame Cosmetics SA                                    16,456        1,060,071
                                                                      ----------

MEXICO - 2.1%
America Movil SA de CV, Series L ADR                     42,900        2,262,975
Wal-Mart de Mexico SA de CV, Series V                   510,300        2,033,028
                                                                      ----------
                                                                       4,296,003
                                                                      ----------
NETHERLANDS - 1.9%
Heineken Holding NV                                      66,283        3,043,154
James Hardie Industries NV CDI                          195,651          796,087
                                                                      ----------
                                                                       3,839,241
                                                                      ----------
RUSSIA - 2.4%
Gazprom ADR Reg S (a)                                    84,950        4,927,100
                                                                      ----------

SINAPORE - 0.4%
Singapore Exchange Ltd.                                 177,000          900,210
                                                                      ----------

SOUTH KOREA - 2.2%
Daewoo Shipbuilding & Marine
  Engineering Co., Ltd. (a)                              64,040        2,503,930
Samsung Fire & Marine Insurance Co., Ltd. (a)             5,074        1,059,862
Shinsegae Co., Ltd.                                       1,540          828,851
                                                                      ----------
                                                                       4,392,643
                                                                      ----------
SPAIN - 1.4%
Industria de Diseno Textil SA                            63,328        2,919,458
                                                                      ----------

SWEDEN - 6.6%
Atlas Copco AB, A Shares                                395,414        5,833,907
Sandvik AB                                              290,812        3,988,461
Svenska Handelsbanken AB, A Shares                       45,366        1,082,235
Telefonaktiebolaget LM Ericsson, B Shares               242,051        2,527,002
                                                                      ----------
                                                                      13,431,605
                                                                      ----------
SWITZERLAND - 7.1%
Adecco SA                                                15,612          777,075
Compagnie Financiere Richemont SA                       102,549        5,728,488
Geberit AG                                               11,557        1,707,568
Syngenta AG                                               7,770        2,534,442
UBS AG                                                  176,905        3,723,585
                                                                      ----------
                                                                      14,471,158
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
JUNE 30, 2008 (UNAUDITED)                              BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------
COMPANY                                                SHARES       U.S. $ VALUE
--------------------------------------------------------------------------------
TAIWAN - 2.1%
Hon Hai Precision Industry Co., Ltd.  GDR Reg S         177,750       $1,750,980
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR (a)                       234,400        2,557,304
                                                                    ------------
                                                                       4,308,284
                                                                    ------------
UNITED KINGDOM - 15.5%
BG Group Plc.                                           182,551        4,748,379
BHP Billiton Plc.                                       186,355        7,120,784
Bunzl Plc.                                               76,159          992,011
Capita Group Plc.                                        68,849          942,011
Meggitt Plc.                                            429,439        1,816,126
Rio Tinto Plc.                                           29,700        3,551,765
Rolls-Royce Group Plc.                                  263,301        1,789,488
Standard Chartered Plc.                                 195,680        5,568,882
Tesco Plc.                                              663,770        4,878,457
                                                                    ------------
                                                                      31,407,903
                                                                    ------------
TOTAL COMMON STOCKS
      (cost $209,257,372)                                            194,774,804
                                                                    ------------

PREFERRED STOCKS - 2.1%
GERMANY - 2.1%
Porsche Automobil Holding SE
      (cost $5,076,232)                                  27,286        4,200,597
                                                                      ----------

TOTAL INVESTMENTS - 98.0%
      (cost $214,333,604)                                            198,975,401
Other assets less liabilities - 2.0%                                   4,116,190
                                                                    ------------
NET ASSETS - 100.0%                                                 $203,091,591
                                                                    ============


(a) Non-income  producing security.
ADR - American  Depositary  Receipt.
CDI - Chess Depository Interest.
GDR - Global Depositary Receipt.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
    Level 1 -  quoted prices in active markets for identical securities

    Level 2 -  other significant  observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 -  significant   unobservable   inputs  (including  the  Fund's  own
               assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

-----------------------------------------------------------------------
                                                         Investments
                            Valuation inputs            in Securities
-----------------------------------------------------------------------
Level 1 - Quoted Prices                                  $ 198,975,401
-----------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                       --
-----------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                           --
-----------------------------------------------------------------------
Total                                                    $ 198,975,401
-----------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)                              BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------
ASSETS
    Investments, at value (cost $214,333,604)                      $198,975,401
    Cash                                                              4,619,301
    Foreign cash, at value (cost $4)                                          4
    Dividends and interest receivable                                   121,375
    Tax reclaims receivable                                              42,124
    Other assets                                                          1,243
                                                                   ------------

    Total Assets                                                    203,759,448
                                                                   ------------
LIABILITIES
    Unrealized depreciation on forward foreign
      currency contracts                                                345,725
    Advisory fee payable                                                 99,820
    Servicing fee payable                                                90,337
    Accrued expenses                                                    131,975
                                                                   ------------

    Total Liabilities                                                   667,857
                                                                   ------------

NET ASSETS                                                         $203,091,591
                                                                   ============

COMPOSITION OF NET ASSETS
    Paid-in capital                                                $217,960,000
    Undistributed net investment income                               1,040,064
    Net realized loss on investments and foreign
      currency transactions                                            (205,944)
    Net unrealized depreciation in value of
      investments and foreign currencies                            (15,702,529)
                                                                   ------------
                                                                   $203,091,591
                                                                   ============

NET ASSET VALUE, PER SHARE

    CLASS 2 ($64,993,207 / 6,581,259 shares outstanding),
         unlimited authorized, no par value                        $       9.88
                                                                   ============
         Maximum Purchase Price Per Share (Note E)                 $       9.90
                                                                   ============
         Minimum Redemption Price Per Share (Note E)               $       9.87
                                                                   ============

    CLASS 3 ($138,098,384 / 13,962,338 shares outstanding),
         unlimited authorized, no par value                        $       9.89
                                                                   ============
         Maximum Purchase Price Per Share (Note E)                 $       9.91
                                                                   ============
         Minimum Redemption Price Per Share (Note E)               $       9.88
                                                                   ============


                                                                         Page 16
The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 6, 2008*
THROUGH JUNE 30, 2008 (UNAUDITED)                      BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of foreign withholding
      taxes of $292,487)                                           $  1,353,322
    Interest                                                             28,870
                                                                   ------------
       TOTAL INVESTMENT INCOME                                        1,382,192
                                                                   ------------

EXPENSES
    Advisory fee (Note B)                                               106,006
    Shareholder servicing fees - Class 2 Shares (Note B)                 46,572
    Shareholder servicing fees - Class 3 Shares (Note B)                 50,307
    Legal                                                                57,688
    Fund Accounting                                                      41,600
    Professional fees                                                    14,416
    Custody                                                              12,515
    Transfer Agency                                                       5,000
    Insurance                                                             4,330
    Trustees' fees                                                        2,977
    Miscellaneous                                                           717
                                                                   ------------
    TOTAL EXPENSES                                                      342,128
                                                                   ------------

       NET INVESTMENT INCOME                                          1,040,064
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
    Net realized loss from:
         Investments                                                    (56,548)
         Foreign currency transactions                                 (149,396)
                                                                   ------------
                                                                       (205,944)
                                                                   ------------
    Net unrealized depreciation on:
         Investments                                                (15,358,203)
         Translation of assets and liabilities in
           foreign currencies                                          (344,326)
                                                                   ------------
                                                                    (15,702,529)
                                                                   ------------

    Net realized and unrealized loss on investments and
      foreign currency transactions                                 (15,908,473)
                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(14,868,409)
                                                                   ============

* Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                     BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                                 FOR THE PERIOD
                                                                 MARCH 6, 2008*
                                                                    THROUGH
                                                                 JUNE 30, 2008
                                                                  (UNAUDITED)
                                                                 --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                          $ 1,040,064
     Net realized loss from investments and
       foreign currency transactions                                   (205,944)
     Net unrealized depreciation on investments
         and translation of assets and liabilities in
           foreign currencies                                       (15,702,529)
                                                                   ------------
     Net decrease in net assets from operations                     (14,868,409)
                                                                   ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Net  proceeds  from  shares subscribed:
          Class 2                                                    67,893,880
          Class 3                                                   149,700,000
     Purchase premiums:
          Class 2                                                        66,120
          Class 3                                                       300,000
                                                                   ------------
     INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
          BENEFICIAL INTEREST                                       217,960,000
                                                                   ------------

     TOTAL INCREASE IN NET ASSETS                                   203,091,591

NET ASSETS
     Beginning of period                                                     --
                                                                   ------------
     End of period (undistributed net investment
       income of $1,040,064)                                       $203,091,591
                                                                   ============

* Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

     FINANCIAL HIGHLIGHTS                              BAILLIE GIFFORD EAFE FUND
     ---------------------------------------------------------------------------

     SELECTED DATA FOR CLASS 2 SHARES OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                 FOR THE PERIOD
                                                                MARCH 6, 2008(a)
                                                                    THROUGH
                                                                 JUNE 30, 2008
                                                                  (UNAUDITED)
                                                                ----------------
     Net asset value, beginning of period                            $10.00
                                                                ----------------
     INCOME FROM INVESTMENT OPERATIONS
     ---------------------------------
     Net investment income(b)                                         0.11
     Net realized and unrealized loss
          on investments and foreign
          currency transactions                                      -0.24
                                                                ----------------
     Net decrease in net asset value
         from investment operations                                  -0.13
                                                                ----------------

     PROCEEDS FROM PURCHASE PREMIUMS AND REDEMPTION FEES              0.01
     ---------------------------------------------------        ----------------

     Net asset value, end of period                                  $9.88
                                                                ================

     TOTAL RETURN
     ------------
     Total investment return based on net
          asset value(c)                                             -1.20%
     RATIOS/SUPPLEMENTAL DATA
     ------------------------
     Net assets, end of period
          (000's omitted)                                           $64,993
     Ratio of net expenses
           to average net assets(d)                                  0.63%*
     Ratio of net investment income
           to average net assets                                     3.29%*
     Portfolio turnover rate                                           2%


*    Annualized.
(a)  Commencement of investment operations.
(b)  Calculated based upon average shares outstanding during the period.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d) The Manager has contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.80% for Class 2 Shares.

The accompanying notes are an integral part of the financial statements.

     FINANCIAL HIGHLIGHTS                              BAILLIE GIFFORD EAFE FUND
     ---------------------------------------------------------------------------

     SELECTED DATA FOR CLASS 3 SHARES OUTSTANDING THROUGHOUT EACH PERIOD:

                                                               FOR THE PERIOD
                                                              APRIL 28, 2008(a)
                                                                   THROUGH
                                                                JUNE 30, 2008
                                                                 (UNAUDITED)
                                                              -----------------
     Net asset value, beginning of period                          $10.67
                                                              -----------------
     INCOME FROM INVESTMENT OPERATIONS
     ---------------------------------
     Net investment income(b)                                        0.03
     Net realized and unrealized loss
          on investments and foreign
          currency transactions                                     -0.83
                                                              -----------------
     Net decrease in net asset value
         from investment operations                                 -0.80
                                                              -----------------

     PROCEEDS FROM PURCHASES PREMIUMS AND REDEMPTION FEES            0.02
     ----------------------------------------------------     -----------------

     Net asset value, end of period                                 $9.89
                                                              =================

     TOTAL RETURN
     ------------
     Total investment return based on net
          asset value(c)                                            -7.31%
     RATIOS/SUPPLEMENTAL DATA
     ------------------------
     Net assets, end of period
          (000's omitted)                                        $138,098
     Ratio of net expenses
           to average net assets(d)                                 0.91%*
     Ratio of net investment income
           to average net assets                                    1.85%
     Portfolio turnover rate                                         2%


*    Annualized.
(a)  Commencement of investment operations.
(b)  Calculated based upon average shares outstanding during the period.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(d) The Manager has contractually agreed to waive its fees and/or bear other expenses through March 31, 2009 to the extent that such Fund's total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.70% for Class 3 Shares.

The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION TABLE
JUNE 30, 2008 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
                                                    U.S. $ VALUE      NET ASSETS
                                                    ------------      ----------

Banks                                                22,076,803            11.2%
Beverages, Food & Tobacco                             1,164,619             0.6
Chemicals                                             7,143,682             3.6
Computers                                             3,365,772             1.7
Construction & Building Materials                     5,160,584             2.6
Diversified Financial Services                       10,361,401             5.3
Diversified Industrials                               8,430,056             4.3
Electronic & Electrical Equipment                    15,066,331             7.7
Engineering - General                                   922,748             0.5
Engineering & Machinery                               1,212,370             0.6
Insurance                                             8,550,831             4.4
Media & Photography                                   2,464,030             1.3
Mining & Metals                                      28,218,390            14.4
Oil & Gas                                            38,199,146            19.5
Pharmaceuticals                                       1,871,460             0.9
Real Estate Operator/Developer                        2,560,365             1.3
Retailers - General                                  16,251,686             8.3
Telecommunication Services                           14,634,465             7.4
Transportation                                        4,404,034             2.2
                                                   ------------      ----------

Total Value of Investments                          192,058,773            97.8%
Other assets less liabilities                         4,245,241             2.2
                                                   ------------      ----------
Net Assets                                         $196,304,014           100.0%
                                                   ============      ==========

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.3%
BRAZIL - 12.8%
All America Latina Logistica (a)                         98,200       $1,261,998
B2W Companhia Global do Varejo                           45,100        1,649,461
Companhia Vale do Rio Doce ADR                          128,100        4,588,542
Lojas Renner SA                                          87,400        1,741,955
MMX Mineracao e Metalicos SA (a)                         33,300        1,031,975
Petroleo Brasileiro SA ADR                              210,200       14,888,466
                                                                      ----------
                                                                      25,162,397
                                                                      ----------
BOLIVIA - 0.2%
Apex Silver Mines Ltd. (a)                               69,239          339,964
                                                                      ----------

CANADA - 0.5%
Katanga Mining Ltd. (a)                                  81,222        1,043,145
                                                                      ----------

CHINA - 13.3%
C C Land Holdings Ltd.                                  706,000          439,131
China Insurance International
  Holdings Co., Ltd. (a)                                668,000        1,593,444
China Mobile Ltd.                                       176,500        2,372,211
China National Building
  Material Co., Ltd., Class H (a)                       752,000        1,446,627
China Shenhua Energy Co., Ltd., Class H                 552,500        2,168,209
China Unicom Ltd.                                     1,318,000        2,447,549
CNOOC Ltd.                                            2,742,000        4,719,189
Country Garden Holdings Co.                           1,740,000        1,129,138
GOME Electrical Appliances Holdings Ltd.              4,364,000        2,070,780
Jiangsu Express Co., Ltd., Class H (a)                  844,000          691,657
Kingboard Chemical Holdings Ltd.                        344,000        1,588,212
Li Ning Co., Ltd.                                       773,500        1,785,584
PetroChina Co., Ltd., Class H                         1,206,000        1,562,126
Shimao Property Holdings Ltd.                           843,500          968,179
SINA Corp. (a)                                           24,200        1,029,710
                                                                      ----------
                                                                      26,011,746
                                                                      ----------
COLOMBIA - 0.8%
Bancolombia SA ADR                                       49,500        1,553,805
                                                                      ----------

EGYPT - 0.7%
Egyptian Financial Group - Hermes Holding (a)           162,041        1,459,897
                                                                      ----------

INDIA - 4.4%
ACC Ltd.                                                103,100        1,259,246
Housing Development & Infrastructure Ltd. (a)            51,400          463,048
ICICI Bank Ltd. (a)                                      88,400        1,294,821
Idea Cellular Ltd. (a)                                  579,800        1,258,648
Reliance Capital Ltd. (a)                                21,200          444,867
Reliance Industries Ltd. GDR (a)                         79,300        3,861,601
                                                                      ----------
                                                                       8,582,231
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

JUNE 30, 2008 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                               SHARES        U.S. $ VALUE
--------------------------------------------------------------------------------
INDONESIA - 4.0%
PT Bakrie and Brothers Tbk (a)                       21,267,750       $1,222,550
PT Bank Mandiri (a)                                   7,500,500        2,115,109
PT Bank Rakyat Indonesia (a)                          2,872,000        1,588,633
PT Indosat Tbk (a)                                    2,486,000        1,820,011
PT Telekomunikasi Indonesia Tbk                       1,484,500        1,175,363
                                                                      ----------
                                                                       7,921,666
                                                                      ----------
IRELAND - 0.7%
Kenmare Resources Plc. (a)                            1,584,161        1,324,141
                                                                      ----------

LUXEMBOURG - 2.0%
Ternium SA ADR (a)                                       92,100        3,868,200
                                                                      ----------

MALAYSIA - 1.7%
Public Bank Berhad                                      474,600        1,539,636
Sime Darby Berhad                                       644,864        1,825,552
                                                                      ----------
                                                                       3,365,188
                                                                      ----------
MEXICO - 4.2%
America Movil SA de CV, Series L                        277,608          733,642
America Movil SA de CV, Series L ADR                     62,700        3,307,425
Grupo Financiero Banorte SA de CV, Class O              424,500        1,998,132
Wal-Mart de Mexico SA de CV, Series V                   560,780        2,234,140
                                                                      ----------
                                                                       8,273,339
                                                                      ----------
RUSSIA - 11.2%
AO VimpelCom ADR (a)                                     51,200        1,519,616
Cherepovets MK Severstal GDR                            122,700        3,227,010
Evraz Group SA GDR Reg S                                 25,700        2,994,050
Gazprom ADR Reg S (a)                                   138,200        8,015,600
Mining and Metallurgical Co.,
  Norilsk Nickel ADR                                    184,600        4,651,920
Sberbank GDR Reg S (a)                                      600          225,461
X5 Retail Group NV GDR (a)                               39,600        1,334,520
                                                                      ----------
                                                                      21,968,177
                                                                      ----------
SOUTH AFRICA - 5.2%
Barloworld Ltd.                                         127,680        1,304,829
GEM Diamonds Ltd. (a)                                    88,000        1,873,924
Impala Platinum Holdings Ltd.                            72,700        2,869,682
International Ferro Metals Ltd. (a)                     356,824          866,362
Massmart Holdings Ltd.                                   91,756          723,203
Naspers Ltd., Class N                                   112,800        2,464,030
                                                                      ----------
                                                                      10,102,030
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

JUNE 30, 2008 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------
SOUTH KOREA - 13.7%
Cheil Industries, Inc.                                   78,300       $3,630,371
Daegu Bank                                              114,000        1,514,842
Daewoo Shipbuilding & Marine
  Engineering Co., Ltd. (a)                              23,600          922,748
Hana Financial Group, Inc.                               36,500        1,404,450
Hynix Semiconductor, Inc. (a)                            73,800        1,763,778
Hyundai Development Co.                                  26,130        1,323,923
Hyundai Marine & Fire Insurance Co., Ltd. (a)            83,400        1,817,810
NHN Corp. (a)                                             5,300          924,669
ORION Corp.                                               5,500        1,164,619
Samsung C&T Corp. (a)                                    64,590        3,494,856
Samsung Fire & Marine Insurance Co., Ltd. (a)            16,100        3,362,985
Samsung Heavy Industries Co., Ltd.                       34,000        1,212,370
Shinsegae Co., Ltd.                                       4,650        2,502,701
Yuhan Corp.                                               8,939        1,871,460
                                                                     -----------
                                                                      26,911,582
                                                                     -----------
TAIWAN - 10.0%
China Life Insurance Co., Ltd. (a)                    2,402,000        1,776,592
Evergreen Marine Corp.                                2,059,000        1,634,827
Far Eastern Department Stores Ltd.                    2,076,166        2,209,342
High Tech Computer Corp.                                 63,000        1,411,393
Hon Hai Precision Industry Co., Ltd. GDR Reg S          830,015        4,088,138
Taiwan Fertilizer Co., Ltd.                             451,000        1,693,869
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR (a)                     2,496,518        5,346,215
Yang Ming Marine Transport                            2,287,416        1,507,209
                                                                     -----------
                                                                      19,667,585
                                                                     -----------
THAILAND - 0.9%
Bank of Ayudhya PCL NVDR                              2,802,300        1,843,894
                                                                     -----------

TURKEY - 2.0%
Turkiye Garanti Bankasi AS (a)                        1,034,226        2,385,309
Turkiye Is Bankasi, Class C                             488,300        1,597,448
                                                                     -----------
                                                                       3,982,757
                                                                     -----------
TURKMENISTAN - 1.9%
Dragon Oil Plc. (a)                                     400,345        3,645,113
                                                                     -----------

UNITED KINGDOM - 3.7%
Imperial Energy Corp. Plc. (a)                          244,390        4,518,400
International Personal Finance                          490,500        2,686,902
                                                                     -----------
                                                                       7,205,302
                                                                     -----------
VIETNAM - 0.4%
Vietnam Resource Investments Holding Ltd. (a)            81,700          850,252
                                                                     -----------

TOTAL COMMON STOCKS
      (cost $140,869,539)                                            185,082,411
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
JUNE 30, 2008 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS - 3.5%
BRAZIL -- 3.5%
Banco Bradesco SA                                       144,316       $2,959,816
Itausa - Investimentos Itau SA                          619,547        3,965,413
Itausa - Investimentos Itau SA (a)(b)                     5,346           34,217
                                                                    ------------

TOTAL PREFERRED STOCKS
      (cost $4,035,357)                                                6,959,446
                                                                    ------------

WARRANTS(a) - 0.0%
INDONESIA - 0.0%
PT Bakrie and Brothers Tbk
  expiring on 4/01/11
      (cost $0)                                         834,029           16,916
                                                                    ------------


TOTAL INVESTMENTS - 97.8%
      (cost $144,904,896)                                            192,058,773
Other assets less liabilities - 2.2%                                   4,245,241
                                                                    ------------
NET ASSETS - 100.0%                                                 $196,304,014
                                                                    ============


(a) Non-income producing security.
(b) Depositary Receipts.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 -  quoted prices in active markets for identical securities

    Level 2 -  other significant  observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 -  significant   unobservable   inputs  (including  the  Fund's  own
               assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

----------------------------------------------------------------------
                                                        Investments
                            Valuation inputs           in Securities
----------------------------------------------------------------------
Level 1 - Quoted Prices                                 $ 192,058,773
----------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                      --
----------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                          --
----------------------------------------------------------------------
Total                                                   $ 192,058,773
----------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (cost $144,904,896)                       $192,058,773
    Cash                                                               3,136,362
    Foreign cash, at value (cost $2,119,898)                           2,122,298
    Dividends and interest receivable                                    451,322
    Receivable for investments sold                                        5,948
    Other assets                                                             519
                                                                    ------------

    Total Assets                                                     197,775,222
                                                                    ------------

LIABILITIES
    Payable for investments purchased                                    805,474
    Advisory fee payable                                                 264,183
    Servicing fee payable                                                 59,128
    Unrealized depreciation on forward foreign
      currency contracts                                                     171
    Accrued expenses                                                     342,252
                                                                    ------------

    Total Liabilities                                                  1,471,208
                                                                    ------------

NET ASSETS                                                          $196,304,014
                                                                    ============


COMPOSITION OF NET ASSETS
    Paid-in capital                                                 $122,376,628
    Undistributed net investment income                                  620,024
    Accumulated net realized gain on investments
      and foreign currency transactions                               26,153,720
    Net unrealized appreciation in value of investments
      and foreign currencies                                          47,153,642
                                                                    ------------
                                                                    $196,304,014
                                                                    ============

NET ASSET VALUE, PER SHARE

    CLASS I ($12,981,009 / 669,878  shares outstanding),
         unlimited authorized, no par value                         $      19.38
                                                                    ============
         Maximum Purchase Price Per Share (Note E)                  $      19.43
                                                                    ============
         Minimum Redemption Price Per Share (Note E)                $      19.33
                                                                    ============


    CLASS III ($183,323,005/ 9,470,504 shares outstanding),
         unlimited authorized, no par value                         $      19.36
                                                                    ============
         Maximum Purchase Price Per Share (Note E)                  $      19.41
                                                                    ============
         Minimum Redemption Price Per Share (Note E)                $      19.31
                                                                    ============

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 2008 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividends (net of foreign withholding taxes of $189,315)     $   1,818,978
     Interest                                                            17,944
                                                                  -------------
        TOTAL INVESTMENT INCOME                                       1,836,922
                                                                  -------------

EXPENSES
     Advisory fee (Note B)                                              516,874
     Shareholder servicing fees - Class I Shares (Note B)                20,517
     Shareholder servicing fees - Class II Shares (Note B)                   69
     Shareholder servicing fees - Class III Shares (Note B)              96,536
     Indian Tax                                                         189,839
     Fund Accounting                                                    116,600
     Custody                                                            109,562
     Legal                                                               50,158
     Professional fees                                                   30,146
     Insurance                                                           11,540
     Trustees' fees                                                       9,755
     Transfer Agency                                                      5,950
     Miscellaneous                                                       28,928
                                                                  -------------
     TOTAL EXPENSES                                                   1,186,474
                                                                  -------------

        NET INVESTMENT INCOME                                           650,448
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
     Net realized gain (loss) from:
          Investments                                                10,728,250
          Foreign currency transactions                                (102,497)
                                                                  -------------
                                                                     10,625,753
                                                                  -------------
     Net change in unrealized appreciation/depreciation on:
          Investments                                               (39,769,899)
          Translation of assets and
            liabilities in foreign currencies                            (1,517)
                                                                  -------------

                                                                    (39,771,416)
                                                                  -------------

     Net realized and unrealized loss on investments
       and foreign currency transactions                            (29,145,663)
                                                                  -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $ (28,495,215)
                                                                  =============

The accompanying notes are an integral part of the financial statements.


STATEMENTS OF CHANGES IN NET ASSETS                                                            BAILLIE GIFFORD EMERGING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 FOR THE SIX
                                                                                                 MONTHS ENDED           FOR THE
                                                                                                JUNE 30, 2008          YEAR ENDED
                                                                                                 (UNAUDITED)       DECEMBER 31, 2007
                                                                                                --------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income                                                                       $     650,448         $   3,560,134
    Net realized gain from investments and foreign currency transactions                           10,625,753            72,527,803
    Net change in unrealized appreciation/depreciation on investments
     and translation of assets and liabilities in foreign currencies                              (39,771,416)            7,603,172
                                                                                                -------------         -------------
    Net increase (decrease) in net assets from operations                                         (28,495,215)           83,691,109
                                                                                                -------------         -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
         Class I                                                                                         --                (220,048)
         Class II                                                                                        --                    --
         Class III                                                                                       --              (3,448,058)
    Capital gains:
         Class I                                                                                         --              (3,764,066)
         Class II                                                                                        --                    --
         Class III                                                                                       --             (60,168,046)
                                                                                                -------------         -------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                                                    --             (67,600,218)
                                                                                                -------------         -------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net  proceeds  from  shares subscribed:
         Class I                                                                                         --              14,962,500
         Class III                                                                                       --              42,176,923
    Purchase premiums:
         Class I                                                                                         --                   2,280
         Class III                                                                                       --                  35,220
    Redemption fees:
         Class I                                                                                         --                   3,050
         Class II                                                                                        --                  22,946
         Class III                                                                                       --                 174,255
    Dividends and distributions reinvested:
         Class I                                                                                         --               3,984,115
         Class III                                                                                       --              63,616,104
    Cost of shares redeemed:
         Class II                                                                                        --             (51,199,480)
         Class III                                                                                       --             (71,077,694)
                                                                                                -------------         -------------
    INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
         BENEFICIAL INTEREST                                                                             --               2,700,219
                                                                                                -------------         -------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       (28,495,215)           18,791,110

NET ASSETS
    Beginning of period                                                                           224,799,229           206,008,119
    End of period (undistributed (distributions in excess)
      of net investment income
                                                                                                -------------         -------------
      of $620,024 and ($30,424), respectively)                                                  $ 196,304,014         $ 224,799,229
                                                                                                =============         =============

The accompanying notes are an integral part of the financial statements.


     FINANCIAL HIGHLIGHTS                                                           BAILLIE GIFFORD EMERGING MARKETS FUND
     --------------------------------------------------------------------------------------------------------------------
     SELECTED DATA FOR CLASS I SHARES OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                               FOR THE SIX              FOR THE PERIOD
                                                                               MONTHS ENDED          NOVEMBER 15, 2007(a)
                                                                              JUNE 30, 2008                 THROUGH
                                                                               (UNAUDITED)             DECEMBER 31, 2007
                                                                              -------------          --------------------
     Net asset value, beginning of period                                         $22.21                    $30.53
                                                                              -------------          --------------------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(b)                                                0.06                     -0.04
     Net realized and unrealized loss
          on investments and foreign
          currency transactions                                                    -2.89                     -0.16
                                                                              -------------          --------------------
     Net decrease in net asset
          value from investment operations                                         -2.83                     -0.20
                                                                              -------------          --------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                           --                       -0.45
     Taxable distributions in excess of net investment income
            and net realized gain on investments                                    --                       -7.68
                                                                              -------------          --------------------
            Total Dividends and Distributions                                       --                       -8.13
                                                                              -------------          --------------------

     PROCEEDS FROM PURCHASE PREMIUMS AND REDEMPTION FEES                            --                        0.01
                                                                              -------------          --------------------

     Net asset value, end of period                                               $19.38                    $22.21
                                                                              =============          ====================

     TOTAL RETURN
     Total investment return based on net
          asset value(c)                                                         -12.74%                    -0.56%
     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period
          (000's omitted)                                                        $12,981                   $14,879
     Ratio of net expenses
           to average net assets                                                  1.15%*                     1.37%*
     Ratio of net investment income (loss)
           to average net assets                                                  0.63%*                    -1.12%*
     Portfolio turnover rate                                                        23%                        61%



*    Annualized.
(a)  Commencement of investment operations.
(b)  Calculated based upon average shares outstanding during the period.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.


     FINANCIAL HIGHLIGHTS                                                                     BAILLIE GIFFORD EMERGING MARKETS FUND
     ------------------------------------------------------------------------------------------------------------------------------

     SELECTED DATA FOR CLASS III SHARES OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                                                     FOR THE PERIOD
                                         FOR THE SIX       FOR THE        FOR THE        FOR THE       FOR THE      APRIL 4, 2003(a)
                                        MONTHS ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED        THROUGH
                                        JUNE 30, 2008    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                         (UNAUDITED)         2007           2006           2005          2004             2003
                                        -------------    ------------   ------------   ------------   ------------    --------------

   Net asset value, beginning of period     $22.17           $21.42        $19.78          $16.61       $15.03            $10.00
                                        -------------    ------------   ------------   ------------   ------------    --------------
   INCOME FROM INVESTMENT OPERATIONS
   ----------------------------------
   Net investment income(b)                  0.06             0.38          0.25             0.30        0.26              0.10
   Net realized and unrealized
        gain (loss) on investments
        and foreign currency
        transactions                        -2.87             9.45          7.24             6.36        3.36              5.82
                                        -------------    ------------   ------------   ------------   ------------    --------------
   Net increase (decrease) in
        net asset value from
        investment operations               -2.81             9.83          7.49             6.66        3.62              5.92
                                        -------------    ------------   ------------   ------------   ------------    --------------

   DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS
   ----------------------------
   Dividends from net
     investment income                       --              -0.50         -0.18            -0.34       -0.75             -0.10
   Taxable distributions in
       excess of net investment
       income and net realized
       gain on investments                   --              -8.61         -5.68            -3.15       -1.29             -0.79
                                        -------------    ------------   ------------   ------------   ------------    --------------
          Total Dividends and
             Distributions                   --              -9.11         -5.86            -3.49       -2.04             -0.89
                                        -------------    ------------   ------------   ------------   ------------    --------------

   PROCEEDS FROM PURCHASE
    PREMIUMS AND REDEMPTION FEES             --              0.03          0.01               --          --                --
   -----------------------------        -------------    ------------   ------------   ------------   ------------    --------------

   Net asset value, end of period          $19.36           $22.17        $21.42            $19.78      $16.61           $15.03
                                        =============    ============   ============   ============   ============    ==============

   TOTAL RETURN
   ------------
   Total investment return based
         on net asset value(c)             -12.67%          46.59%        38.30%            40.47%      24.62%           59.22%
   RATIOS/SUPPLEMENTAL DATA
   ------------------------
   Net assets, end of period
        (000's omitted)                   $183,323        $209,920      $161,874          $127,251    $114,351           $81,204
   Ratio of net expenses
         to average net assets              1.15%*          0.87%         0.88%            0.96%        0.77%             1.11%*
   Ratio of net investment income
         to average net assets              0.63%*          1.48%         1.10%            1.61%        1.67%             1.06%*
   Portfolio turnover rate                    23%             61%           50%              48%          80%               68%


*    Annualized.
(a)  Commencement of investment operations.
(b)  Calculated based upon average shares outstanding during the period.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

Each of Baillie Gifford International Equity Fund ("International Equity Fund"), Baillie Gifford EAFE Fund ("EAFE Fund") and Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund") (each, a "Fund", and collectively, the "Funds") is a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001. International Equity Fund and EAFE Funds offers four classes of shares, Class 1, Class 2, Class 3 and Class 4 shares and Emerging Markets Fund offers Class I, Class II and Class III shares (unlimited number of shares are authorized, without par value). At June 30, 2008, shares issued and outstanding for the International Equity Fund were of Class 2 shares, shares issued and outstanding for the EAFE Fund were of Class 2 and Class 3 and shares issued and outstanding for the Emerging Markets Fund were of Class I and Class III.

The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked price. Other securities for which current market quotations are not readily available, and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the trustees of the Trust (the "Trustees"). The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Funds' net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Trustees.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Repurchase agreements are carried at cost, which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets, and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by a Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At June 30, 2008, the Funds had the following open forward currency contracts:

                            International Equity Fund

     Settlement              Contracts            In Exchange      Unrealized
        Date                To Deliver                For          Gain (Loss)
---------------------- ----------------------- ------------------ ------------
      7/1/2008            CAD     3,949         USD  3,893         $     (16)
      7/3/2008            CAD        73         USD     72                --
      7/7/2008            CAD     1,664         USD  1,640                 6
      7/7/2008            GBP (2,070,000)       USD (4,116,257)      (66,406)
---------------------- ----------------------- ------------------ ------------
                Net Unrealized Depreciation on
                Forward Foreign Currency Contracts                 $ (66,416)
                                                                  ============


                                    EAFE Fund

     Settlement              Contracts            In Exchange      Unrealized
        Date                To Deliver                For             Loss
---------------------- ----------------------- ------------------ ------------
      7/15/2008           GBP (1,520,000)       USD (3,022,566)    $ (48,762)
      7/15/2008           GBP (7,400,000)       USD (14,715,123)    (296,963)
---------------------- ----------------------- ------------------ ------------
                Net Unrealized Depreciation on
                Forward Foreign Currency Contracts                 $(345,725)
                                                                  ============


                                    Emerging Markets Fund

     Settlement              Contracts            In Exchange      Unrealized
        Date                To Deliver                For          Gain (Loss)
---------------------- ----------------------- ------------------ ------------
      7/2/2008            BRL     (8,775)       USD (5,517)        $     (76)
      7/3/2008            HKD (3,072,247)       USD (394,007)           (224)
      7/7/2008            HKD   (256,576)       USD (32,905)             (30)
      7/7/2008            THB  5,087,285        USD 152,154              159
---------------------- ----------------------- ------------------ ------------
                Net Unrealized Depreciation on
                Forward Foreign Currency Contracts                 $    (171)
                                                                  ============

Currency Legend:

BRL-Brazilian Real
CAD-Canadian Dollar
GBP-British Pound
HKD-Hong Kong Dollar
THB-Thailand Baht
USD-United States Dollar

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

FEDERAL TAXES

The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes-An Interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of June 30, 2008, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of FIN 48 on the Funds' financial statements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations.

Currency losses incurred after October 31 ("post-October Currency losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. At December 31, 2007, the Emerging Markets Fund incurred and will defer post-October Currency losses of $30,462.

For the year ended December 31, 2007, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets, was:

------------------------- ------------------------ -----------------------------
 Fund                         Ordinary Income         Long-Term Capital Gains
------------------------- ------------------------ -----------------------------
                                   2007                        2007
------------------------- ------------------------ -----------------------------
 Emerging Markets               $14,062,287                $53,537,931
------------------------- ------------------------ -----------------------------

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds, each Fund pays the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund's average net assets (calculated by taking the average of all determinations of net asset value made at the end of each month).

-------------------------------------------------- -----------------------
 Fund                                                  Management Fee
-------------------------------------------------- -----------------------

-------------------------------------------------- -----------------------
 International Equity Fund                                 0.30%
-------------------------------------------------- -----------------------
 EAFE Fund                                                 0.25%
-------------------------------------------------- -----------------------
 Emerging Markets Fund                                     0.50%
-------------------------------------------------- -----------------------

-------------------------------------------------- -----------------------

For the period ended June 30, 2008, the International Equity, EAFE, and Emerging Markets Funds incurred $51,399, $106,006 and $516,874 in management fees, respectively.

Each Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the International Equity Fund pays the Manager a fee at the annualized rate of 0.27% of the Fund's average daily net assets attributed to Class 2, the EAFE Fund pays the Manager a fee at the annualized rate of 0.27% and 0.20% of the Fund's average daily net assets attributed to Class 2 and Class 3, respectively and the Emerging Markets Fund pays the Manager a fee at the annualized rate of 0.30% and 0.10% of the Fund's average daily net assets attributable to Class I and Class III shares, respectively. For the period ended June 30, 2008, the International Equity Fund incurred $46,259 in shareholder servicing fees for Class 2 shares. For the period ended June 30, 2008, the EAFE Fund incurred $46,572 and $50,307 in shareholder servicing fees for Class 2 and Class 3 shares, respectively. For the six months ended June 30, 2008, the Emerging Markets Fund incurred $20,517 and $96,536 in shareholder servicing fees for Class I and Class III shares, respectively.

The Manager has contractually agreed to waive its fee and/or bear other expenses of the International Equity Fund and EAFE Fund through March 31, 2009 to the extent that International Equity Fund total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.90% for Class 1 shares, 0.72% for Class 2 shares, 0.65% for Class 3 shares and 0.62% for Class 4 shares and to the extent that EAFE Fund total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.98% for Class 1 shares, 0.80% for Class 2 shares, 0.73% for Class 3 shares and 0.70% for Class 4 shares.

NOTE C -- INVESTMENT TRANSACTIONS

Purchases  and  proceeds  from  sales  of   securities   (excluding   short-term
securities), were as follows:


---------------------------------- ----------------------- ---------------------
 Fund                                     Purchases                Sales
---------------------------------- ----------------------- ---------------------

---------------------------------- ----------------------- ---------------------
 International Equity Fund               $43,324,060             $4,703,760
---------------------------------- ----------------------- ---------------------
 EAFE Fund                               218,255,988              3,865,836
---------------------------------- ----------------------- ---------------------
 Emerging Markets Fund                    47,281,195             47,800,414
---------------------------------- ----------------------- ---------------------

---------------------------------- ----------------------- ---------------------


The gross unrealized appreciation and (depreciation) on investments at June 30, 2008 were as follows:

---------------------------------- ----------------------- ------------------- ----------------------
                                            Gross                Gross            Gross Unrealized
                                          Unrealized           Unrealized           Appreciation
Fund                                     Appreciation         Depreciation         (Depreciation)
---------------------------------- ----------------------- ------------------- ----------------------
---------------------------------- ----------------------- ------------------- ----------------------
International Equity Fund                $ 3,932,994          $ (1,944,164)          $1,988,830
---------------------------------- ----------------------- ------------------- ----------------------
EAFE Fund                                  5,149,092           (20,507,295)         (15,358,203)
---------------------------------- ----------------------- ------------------- ----------------------
Emerging Markets Fund                     60,727,284           (13,573,407)          47,153,877
---------------------------------- ----------------------- ------------------- ----------------------

---------------------------------- ----------------------- ------------------- ----------------------

The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

NOTE D -- REPURCHASE AGREEMENTS

A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by the Funds of more than seven days duration (or investments in any other securities which are deemed to be illiquid) are not permitted if more than 15% of the Funds' net assets would be so invested. At June 30, 2008, the Funds did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                            International Equity Fund

                                                    Class 2 Shares
                                                For the Period Ended
                                                    June 30, 2008
                                     -------------------------------------------
                                            Shares                  Amount
                                     ---------------------- --------------------

Shares sold                                   4,000,000           $40,000,000

Redemption fees                                      --                    --

Purchase premium                                     --                    --

Shares issued in
reinvestment of
dividends and
distributions                                        --                    --

Shares redeemed
                                            -----------           -----------

Net increase                                  4,000,000           $40,000,000
                                            ===========           ===========


                                                     EAFE Fund

                                        Class 2 Shares                               Class 3 Shares
                                     For the Period Ended                         For the Period Ended
                                         June 30, 2008                               June 30, 2008
                        -------------------------------------------- --------------------------------------------
                               Shares                  Amount                Shares               Amount
                        ---------------------- --------------------- --------------------- ----------------------
Shares sold                         6,581,259           $67,893,880            13,962,338           $149,700,000

Redemption fees                            --                    --                    --                     --

Purchase premium                           --                66,120                    --                300,000

Shares issued in
reinvestment of                                                                                               --
dividends and
distributions                                                    --                    --                     --

Shares redeemed                            --                    --                    --                     --
                        ---------------------- --------------------- --------------------- ----------------------

Net increase                        6,581,259           $67,960,000            13,962,338           $150,000,000
                        ====================== ===================== ===================== ======================

                                                          Emerging Markets Fund

                                        Class I Shares                                    Class III Shares
                                   For the Six Months Ended                           For the Six Months Ended
                                         June 30, 2008                                      June 30, 2008
                        -------------------------------------------- --------------------------------------------
                               Shares                  Amount                Shares                Amount
                        ---------------------- --------------------- --------------------- ----------------------
Shares sold                                --           $        --                    --           $         --

Redemption fees                            --                    --                    --                     --

Purchase premium                           --                    --                    --                     --

Shares issued in
reinvestment of
dividends and
distributions                              --                    --                    --                     --

Shares redeemed                            --                    --                    --                     --
                        ---------------------- --------------------- --------------------- ----------------------

Net increase                               --  $                 --                                 $          -
                        ====================== ===================== ===================== ======================

                                                          Emerging Markets Fund

                                        Class I Shares                                    Class III Shares
                                     For the Period Ended                                For the Year Ended
                                       December 31, 2007                                  December 31, 2007
                        -------------------------------------------- --------------------------------------------
                                Shares                 Amount                Shares                 Amount
                        ---------------------- --------------------- --------------------- ----------------------
Shares sold                           490,095           $14,962,500             1,669,552            $42,176,923

Redemption fees                            --                 3,050                    --                174,255

Purchase premium                           --                 2,280                    --                 35,220

Shares issued in
reinvestment of
dividends and
distributions                         179,783             3,984,115             2,816,124             63,616,104

Shares redeemed                            --                    --           (2,570,901)           (71,077,694)
                        ---------------------- --------------------- --------------------- ----------------------

Net increase                          669,878           $18,951,945             1,914,775            $34,924,808
                        ====================== ===================== ===================== ======================

The International Equity Fund charges purchase premiums (20 basis points) in the case of cash investments and redemption fees (15 basis points) in the case of cash redemptions; the EAFE Fund charges purchase premiums (20 basis points) in the case of cash investments and redemption fees (15 basis points) in the case of cash redemptions and the Emerging Markets Fund charges purchase premiums (25 basis points) in the case of cash investments and redemption fees (25 basis points) in the case of cash redemptions. All purchase premiums and redemption fees are paid to and retained by the Funds and are intended to offset brokerage and transaction costs arising in connection with purchases or redemptions. The purchase premiums and redemption fees may be waived or reduced by the Manager if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager's discretion.

For the International Equity Fund, at June 30, 2008, Smithfield Food's, Inc., located at 200 Commerce Street, Smithfield, VA, 23430, owned 100% of the voting securities of the Fund.

For the EAFE Fund, at June 30, 2008, Creighton University, located at 2500 California Plaza, Omaha, NE, 68178, owned 16.97% of the voting securities of the Fund; St. Louis University, located at 3545 Lafayette Avenue, 6th Floor, St. Louis, MO, 63104, owned 15.03% of the voting securities of the Fund, and Kentucky Teachers' Retirement System, located at 479 Versailles Road, Frankfort, Kentucky, 40601-3800, owned 68.00% of the voting securities of the Fund.

For the Emerging Markets Fund, at June 30, 2008, Nebraska Investment Council, which is a Nebraska state investment agency located at 941 "O" Street, Suite 500, Lincoln, Nebraska 68506, owned 70.07% of the voting securities of the Fund; the Fire and Police Pension Association of Colorado, located at 5290 DTC Parkway, Suite 100, Greenwood Village, Colorado 80111-2721, owned 23.32% of the voting securities of the Fund and the Guardian Life Assurance Company of America, located at 7 Hanover Square, 20th Floor, New York, 10004, owned 6.61% of the voting securities of the Fund.

NOTE F -- ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS No. 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will affect the amounts reported in the financial statements; however, management is evaluating, on an on-going basis, whether additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

On March 19, 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

NOTE G - COMMITMENTS AND CONTINGENCIES

Each of the Funds indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

SUPPLEMENTAL INFORMATION (UNAUDITED)

MANAGEMENT OF THE TRUST

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S)   LENGTH OF                                                             NUMBER OF FUNDS IN
                             HELD WITH      TIME                                                                   FUND COMPLEX
     NAME AND AGE(1)           TRUST      SERVED(2)        PRINCIPAL OCCUPATION DURING PAST 5 YEARS(3)          OVERSEEN BY TRUSTEE
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
TRUSTEES
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
John G. Barrie, Jr.   Trustee            Since 2000   Retired. Formerly: Assistant Treasurer, Dominion
Age: 68                                               Resources, Inc. (electric and gas utility).                        3
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
George W. Browning    Trustee            Since 2007   Retired. Formerly: Managing Director, Client Service,
Age: 66                                               Babson Capital Management, LLC (investment manager).               3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
R. Robin  Menzies(4)  Trustee,           Since  2000  Partner, Baillie Gifford & Co. (investment manager);
Age: 55               Chairman of the                 Director, Baillie Gifford Overseas Limited (investment
                      Board and                       adviser); Director and Chief Executive, Guardian                    3
                      President                       Baillie Gifford Ltd. (investment adviser).
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)
------------------------------------------------------------------------------------------------------------------------------------
Edward H. Hocknell    Vice President     Since 2000   Partner, Baillie Gifford & Co. (investment manager);
Age: 47                                               Director, Baillie Gifford Overseas Limited (investment             N/A
                                                      adviser). Director, Guardian Baillie Gifford Ltd.
                                                      (investment adviser).
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Alan Paterson         Vice President     Since 2000   Partner, Baillie Gifford & Co. (investment manager).
Age: 40                                                                                                                  N/A
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Dickson Jackson       Vice President     Since 2005   Head of Institutional Clients Accounting Department,
Age: 36                                               Baillie Gifford & Co. (investment manager); formerly,              N/A
                                                      Treasurer   of  the Trust (2001 to 2005).
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Andrew Telfer         Vice President     Since 2008   Partner, Baillie Gifford & Co. (investment manager);
Age: 40                                               Chief Executive, Baillie Gifford Overseas Limited                  N/A
                                                      (investment adviser). .
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Peter Hadden          Vice President     Since 2008   Partner, Baillie Gifford & Co. (investment manager);
Age: 50                                               Director, Baillie Gifford Overseas Limited (investment             N/A
                                                      adviser).
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Peter Cook            Vice President     Since 2008   Partner, Baillie Gifford & Co. (investment manager);
Age: 44                                               Director, Baillie Gifford Overseas Limited (investment             N/A
                                                      adviser).
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Nigel Cessford        Treasurer          Since 2005   Head of Overseas Institutional Clients Accounting
Age: 44                                               Department, Baillie Gifford & Co. (investment manager).            N/A
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Angus N.G. Macdonald  Secretary          Since 2000   Head of Legal for the Baillie Gifford Group
Age: 42                                               (investment manager).                                              N/A
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------
Graham Laybourn       Chief Compliance   Since 2005   Compliance Officer, Baillie Gifford Group (investment
Age: 41               Officer                         manager).                                                          N/A
--------------------- ------------------ ------------ -------------------------------------------------------- ---------------------

SUPPLEMENTAL INFORMATION (UNAUDITED) (CONCLUDED)

(1) The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.
(2) There is no stated term of office for the Trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other officers may be elected or appointed by the Trustees at any time.
(3) Previous positions during the past five years with Baillie Gifford & Co., Baillie Gifford Overseas Limited and Baillie Gifford Group are omitted if not materially different from the positions listed.
(4) Mr. Menzies is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with the Manager. Prior to October 2006, Mr. Menzies served as an officer of portfolios in the Guardian Funds fund complex.


Additional information regarding the Trustees is available upon request, without
charge,    by   calling   Baillie   Gifford    Overseas   Limited   collect   at
011-44-131-275-2000.

                INVESTMENT ADVISORY AGREEMENT RENEWAL (UNAUDITED)

On May 27, 2008, the Board of Trustees (the "Board") of the Baillie Gifford Funds (the "Trust") approved the renewal of the investment advisory agreements (each an "Advisory Agreement") between the Trust on behalf of the Emerging Markets Fund, the International Equity Fund and the EAFE Fund (individually, the "Fund" and collectively, the "Funds") and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, prior to Board approval, the Independent Trustees (those trustees who are not interested persons, as defined by the Investment Company Act of 1940) of the Board met via telephone conference on May 22, 2008 and in person on May 27, 2008 independently of Trust management and of the interested trustee of the Board to consider the renewal of each Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, "Lipper"), independent legal counsel and Trust counsel with respect to contract renewal. The Independent Trustees then presented their findings and recommendations to the Board.

Based upon the findings and recommendations of the Independent Trustees, the Board concluded that it was in the best interests of each Fund to renew the respective Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis but considered a variety of factors, including those discussed below, and for the International Equity Fund and the EAFE Fund, the advisory fee reductions and shareholder service fee changes approved by the Board in December 2007.

The Board considered the nature, extent and quality of the services provided by the Manager to the Funds. The Board considered the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund's performance, management fee, shareholder service fee and expense ratio compared to similar funds and considered the experience of the Manager in providing services to the Emerging Markets Fund since 2003 and the International Equity Fund from November 2000 to November 2005. The Board also reviewed the Manager's financial statements and Form ADV. The Board considered other benefits derived by the Manager from its relationship to the Funds, including receipt of a shareholder service fee (which varies among the share classes) and the use of soft dollars to pay for research and/or brokerage services for the Funds or other clients of the Manager. The Board concluded that the nature, extent and quality of the services provided for the Funds were satisfactory.

Based upon all the information considered and the conclusions reached, the Board determined that the continuation of each Advisory Agreement was in the best interests of each respective Fund. The Board noted the following items specific to the referenced Funds.

EMERGING MARKETS FUND

The Board reviewed total return information for the one-year and since inception (April 4, 2003) periods ended April 30, 2008 for the Fund compared to an average of the performance of comparable funds provided by Lipper and to its benchmark index and concluded that the Fund's top decile investment performance compared to the comparable funds in both periods presented was favorable.

The Board reviewed the Manager's revenues received with respect to the Fund in 2007 and the nature of the Manager's resources expended in providing services to the Fund. The Board considered the Manager's estimate of the firm's overall profitability and concluded that the Manager's estimated profits were not unreasonable.

The Board reviewed the Fund's management fee, other expenses and total expense ratio and compared them to fees and expense ratios of comparable funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee was below the average of the comparable funds. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from any economies of scale. The Board considered the Fund's asset size and that the management fee was on the low end of the spectrum of comparable funds. On the basis of the information provided, the Board concluded that the management fee was reasonable.

INTERNATIONAL EQUITY FUND

The Board noted that since the Fund had re-commenced investment operations on February 7, 2008 there was limited performance information available to consider although the short-term performance for the period ended April 30, 2008 was positive and above the median performance of the comparable fund information provided by Lipper. The Board also reviewed the composite performance of the Baillie Gifford International Equity strategy for the one-, three- and five-year periods ended April 30, 2008 compared to the appropriate benchmark index noting that the Baillie Gifford composite had outperformed the index in all periods reviewed and concluded that performance was expected to be satisfactory.

The Board reviewed the Fund's management fee, other expenses and total expense ratio and compared them to fees and expense ratios of comparable funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee was below the average of the comparable funds. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from any economies of scale. The Board considered the Fund's asset size and noted that the Fund's management fee was below the average of the management fee paid by the comparable funds and considered the expense limitation in place for the different share classes of the Fund. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE FUND

The Board noted that because the Fund commenced investment operations on March 5, 2008 there was limited performance information available for the Fund, although the short term performance for the period ended April 30, 2008 was positive and above the median performance of the comparable fund information provided by Lipper and the benchmark index. The Board also reviewed the composite performance of the Baillie Gifford EAFE strategy for the one-, three- and five- year periods ended April 30, 2008 compared to the appropriate benchmark index, and noted that the Baillie Gifford composite had outperformed the index in all periods reviewed and concluded that performance was expected to be satisfactory.

          INVESTMENT ADVISORY AGREEMENT RENEWAL (UNAUDITED) (CONCLUDED)

The Board reviewed the Fund's management fee, other expenses and total expense ratio and compared them to fees and expense ratios of comparable funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee was below the average of the comparable funds. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from any economies of scale. The Board considered the Fund's asset size and noted that the Fund's management fee was within the range of the average of the management fee paid by the comparable funds and considered the expense limitation in place for the different share classes of the Fund. On the basis of the information provided, the Board concluded that the management fee was reasonable.

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) The schedule is included as part of the report to  shareholders  filed under
Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2)(i) Certification of the Principal Executive Officer required by Rule 30a-2 under the Investment Company Act of 1940.

(a)(2)(ii) Certification of the Principal Financial Officer required by Rule 30a-2 under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BAILLIE GIFFORD FUNDS
--------------------------------------------

By     /s/ R Robin Menzies
     --------------------------------
       R Robin Menzies, President

Date   August 29, 2008
     --------------------------------



Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ R Robin Menzies
      -------------------------------
        R Robin Menzies, President

Date    August 29, 2008
      -------------------------------

By      /s/ Nigel Cessford
      -------------------------------
        Nigel Cessford, Treasurer

Date    August 29, 2008
      -------------------------------